Balance Sheet Details - Schedule of Fixed Assets and Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets
Machinery and equipment	$ 2,997,676	$ 2,922,303	$ 2,761,560
Furniture and office equipment	212,659	209,844	209,844
Computer equipment and software	756,365	681,508	681,508
Leasehold improvements	514,614	506,328	373,653
Financed equipment	1,157,455	878,447	677,000
Construction in process	12,739	72,172	12,299
Total fixed assets, gross	5,651,508	5,270,602	4,715,864
Less accumulated depreciation and amortization	4,796,300	4,608,180	4,356,977
Total fixed assets, net	855,208	662,422	358,887
Accrued Liabilities
Accrued interest	31,484	33,125	524,885
Accrued payroll	216,154	82,241	125,299
Deferred wages			1,377,987
Accrued vacation	286,125	276,574	213,601
Accrued bonuses	286,557	302,763
Accrued sales commissions	63,167
Warrant liability	709	1,070	2,140,532
Other	32,534	4,130	286
Total accrued liabilities	$ 916,730	699,903	$ 2,242,058
Scenario, Previously Reported [Member]
Accrued Liabilities
Total accrued liabilities		$ 698,833